Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding tanker vessels, from an unrelated third party, for a purchase price of $58,500 each (plus $4,158 per vessel in additional features). On May 13, 2024, August 12, 2024, October 21, 2024 and January 14, 2025, Navios Partners took delivery of the Nave Cosmos, the Nave Polaris, the Nave Photon and the Nave Neutrino, respectively. Navios Partners agreed to pay in total $23,400 plus extras in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2022, the first installment of each vessel of $6,266, or $25,063 accumulated for the four vessels was paid. During the year ended December 31, 2023, the aggregate amount of $31,329 in relation to the second installment for the four vessels and the third installment for one of the vessels was paid. During the year ended December 31, 2024, the aggregate amount of $156,645 in relation to the third installment for the other three vessels, the fourth installment for the four vessels and the last installment for three of the vessels was paid. As of December 31, 2024, the total amount of $25,063 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In June 2022, Navios Partners agreed to purchase two liquefied natural gas (LNG) dual fuel 7,700 TEU newbuilding containerships, from an unrelated third party, for an amended purchase price of $115,510 each (original price of $120,610 each). On January 20, 2025 and February 17, 2025, Navios Partners took delivery of the HMM Ocean and HMM Sky, respectively. Navios Partners agreed to pay in total $92,408 in four installments for each vessel and the remaining amount of $23,102 for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the first installment of each vessel of $23,102, or $46,204 accumulated for the two vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $103,959 in relation to the second and third installment for the two vessels, was paid. During the year ended December 31, 2024, the aggregate amount of $34,653 in relation to the fourth installment for the two vessels was paid. As of December 31, 2024, the total amount of $184,816 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In November 2022, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding tanker vessels, from an unrelated third party, for a purchase price of $60,500 each (plus $4,158 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2025. Navios Partners agreed to pay in total $24,200, plus extras in four installments for each vessel and the remaining amount of $36,300 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2023, the aggregate amount of $12,100 in relation to the first installment for the two vessels, was paid. During the year ended December 31, 2024, the aggregate amount of $30,250 in relation to the second installment for the two vessels, the third installment for the two vessels and the fourth installment for one of the vessels, was paid. As of December 31, 2024, the total amount of $42,350 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2025 and the first half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2024, the total amount of $11,810, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2024, the total amount of $11,650, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. During the year ended December 31, 2023, the aggregate amount of

$10,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2024, the total amount of $12,739, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the third quarter of 2023, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $55,125 in relation to the first installment for the four vessels and the second installment for three of the vessels, was paid. As of December 31, 2024, the total amount of $55,125 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

During the first quarter of 2024, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2027. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $18,375 in relation to the first installment for the two vessels was paid. As of December 31, 2024, the total amount of $18,375 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550 plus extras for each vessel will be paid upon delivery of each vessel.

During the second quarter of 2024, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels from an unrelated third party, for a purchase price of $62,250 (plus $3,300 per vessel in additional features) for each of the first two vessels and a purchase price of $63,000 (plus $3,300 per vessel in additional features) for each of the other two vessels. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2027 and the first half of 2028. For the first two vessels, Navios Partners agreed to pay in total $34,238, plus extras in four installments for each vessel and the remaining amount of $28,012, plus extras for each vessel will be paid upon delivery of each vessel. For the other two vessels, Navios Partners agreed to pay in total $34,650, plus extras in four installments for each vessel and the remaining amount of $28,350, plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $62,625 in relation to the first installment for each of the vessels was paid. As of December 31, 2024, the total amount of $62,625 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

During the third quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026 and the first half of 2027. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550, plus extras for each vessel will be paid upon delivery of each vessel.

As of December 31, 2024, an amount of $56,543 related to capitalized costs is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

As of December 31, 2024, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels, are as follows:

Period	Amount
2025	$1,025
2026	6,932
2027	17,574
2028	18,666
2029	18,615
2030 and thereafter	123,483
Total	$186,295